PARENT COMPANY FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Financial Statements

Condensed Balance Sheets

	December 31,
	2012	2011
Assets:
Cash and cash equivalents	$48,525	$6,391
Investment in subsidiary bank	74,851,305	69,263,750
Investments in statutory trusts	310,000	310,000
Other securities	100,000	100,000
Premises and equipment	368,623	368,623
Other	599,192	741,012
	$76,277,645	$70,789,776
Liabilities and Stockholders’ Equity:
Subordinated debentures	$10,310,000	$10,310,000
Other	82,179	54,495
Stockholders’ equity	65,885,466	60,425,281
	$76,277,645	$70,789,776

Schedule of Condensed Income Statement

Condensed Statements of Income

	Years Ended December 31,
	2012	2011
Income:
Interest and dividends	$6,212	$5,626
Dividend income	980,000	530,000
Other	-	-
	986,212	535,626
Expenses:
Interest on borrowed funds	206,594	187,117
Legal	112,203	820,935
Other	404,447	313,754
	723,244	1,321,806
Income (loss) before income taxes and equity in undistributed income of subsidiary	262,968	(786,180)
Income tax benefit	169,274	691,846
Income (loss) before equity in undistributed income of subsidiary	432,242	(94,334)
Equity in undistributed income of subsidiary	3,616,525	2,965,772

Net income	$4,048,767	$2,871,438

Schedule of Condensed Cash Flow Statement

Condensed Statements of Cash Flows

	Years Ended December 31,
	2012	2011
Cash flows from operating activities:
Net income	$4,048,767	$2,871,438
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in undistributed income of subsidiary	(3,616,525)	(2,965,772)
Restricted stock expense	263,216	119,320
Other, net	157,883	(542,585)
Net cash provided by (used in) operating activities	853,341	(517,599)

Cash flows from investing activities:
Investment in subsidiary bank	-	(10,500,000)
Net cash used in investing activities	-	(10,500,000)

Cash flows from financing activities:
Dividends paid on common stock	(453,105)	(452,983)
Dividends paid on preferred stock	(342,460)	(342,460)
Repurchase of restricted stock for payment of taxes	(15,642)	-
Net cash used in financing activities	(811,207)	(795,443)

Net increase (decrease) in cash and cash equivalents	42,134	(11,813,042)
Cash and cash equivalents at beginning of year	6,391	11,819,433

Cash and cash equivalents at end of year	$48,525	$6,391